Schedule of Lease Costs and Other Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Amortization of right-of-use assets	$ 69	$ 33
Interest on lease liabilities	35	13
Operating lease cost	79	36
Short-term lease cost	17	17
Net lease cost	200	99
Operating cash flows from operating leases	35	32
Right-of-use assets obtained in exchange for new finance lease liabilities
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - finance leases (years)	2 years 2 months 12 days
Weighted-average remaining lease term - operating leases (years)	2 years 1 month 6 days
Weighted-average discount rate - finance leases	9.10%
Weighted-average discount rate - operating leases	5.90%
Strong Global Entertainment Inc [Member]
Amortization of right-of-use assets	$ 65	29		$ 168	$ 30
Interest on lease liabilities	27	12		90	9
Operating lease cost	172	17		372	96
Short-term lease cost	17	17		71	53
Net lease cost	281	75	$ 400	701	188
Operating cash flows from finance leases				90	9
Operating cash flows from operating leases	153	19		238	78
Financing cash flows from finance leases	$ 61	23		145	30
Right-of-use assets obtained in exchange for new finance lease liabilities				762	635
Right-of-use assets obtained in exchange for new operating lease liabilities				$ 4,759
Weighted-average remaining lease term - finance leases (years)	2 years 1 month 6 days			1 year 3 months 18 days
Weighted-average remaining lease term - operating leases (years)	13 years 2 months 12 days			13 years 4 months 24 days
Weighted-average discount rate - finance leases	9.20%			5.20%
Weighted-average discount rate - operating leases	5.10%			5.10%
Operating cash flows from finance leases	$ 27	$ 12